Tax charge - Provision for open tax matters (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of period	$ 113
Reclassification of US operations as held for distribution	(3)
Movements in the current period included in tax charge attributable to shareholders	(59)
Provisions utilised in the period	(4)
Other movements	(14)
Provision for open tax matters at end of period	$ 33